Significant Accounting Policies (Details Textual) - USD ($)		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 29, 2017
Common Stock, Shares, Issued			120,634,922		28,369,644
Common Stock, Shares, Outstanding			120,634,922		28,369,644	120,512,402
Net Cash Provided by (Used in) Operating Activities			$ 38,342,000	$ 2,685,000
Net Cash Provided by (Used in) Financing Activities			$ 50,757,000	811,161,000
Capitol Acquisition Corp. III [Member]
Federal Deposit Insurance Corporation Premium Expense					$ 250,000
Restricted Cash and Cash Equivalents, Noncurrent		$ 325,000,000			325,000,000
Assets Held-in-trust, Current		$ 0			567,469
Deferred Offering Costs					18,700,000
Notes Payable, Related Parties	$ 450,000				$ 450,000
Investment Warrants, Exercise Price	$ 1.00
Common Stock, Shares, Issued		9,680,095			9,814,869
Common Stock, Shares, Outstanding		9,680,095			9,814,869
Net Cash Provided by (Used in) Operating Activities		$ (83,228)			$ (1,385,822)
Net Cash Provided by (Used in) Financing Activities		$ 325,940,553			$ 500,000
Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Cash Flows				19,400,000
Net Cash Provided by (Used in) Operating Activities				2,700,000
Net Cash Provided by (Used in) Financing Activities				$ 811,200,000
Parent [Member]
Common Stock, Shares, Issued						82,075,873